Payments, Details - 12 months ended Dec. 31, 2023 - USD ($) $ in Thousands	Amount [1]	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 209,861	Taxes	UNITED STATES		U.S. Federal Government [Member]	Vulcan Materials Company [Member]	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 2
	1,039	Royalties	UNITED STATES		U.S. Bureau of Land Management [Member]	United States [Member]	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 3
	50	Fees	UNITED STATES		U.S. Bureau of Land Management [Member]	United States [Member]	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 4
	250	Fees	UNITED STATES		U.S. Army Corp of Engineers [Member]	United States [Member]	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 5
	1,078	Taxes	CANADA	snj:CA-BC	Canadian Federal Government [Member]	British Columbia [Member]	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 6
	122	Taxes	CANADA	snj:CA-BC	British Columbia Provincial Government [Member]	British Columbia [Member]	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 7
	197	Taxes	CANADA	snj:CA-BC	Port McNeill Municipal Government [Member]	British Columbia [Member]	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 8
	91	Royalties	CANADA	snj:CA-BC	British Columbia Provincial Government [Member]	British Columbia [Member]	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 9
	85	Fees	CANADA	snj:CA-BC	British Columbia Provincial Government [Member]	British Columbia [Member]	Stone, Sand and Gravel [Member]	Aggregates [Member]	Open Pit
#: 10
	2,367	Taxes	HONDURAS	snj:HN-CR	Honduran Central Government [Member]	Puerto Cortes [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 11
	2,303	Fees	HONDURAS	snj:HN-CR	Honduran Central Government [Member]	Puerto Cortes [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 12
	14	Prod. Entitlements	HONDURAS	snj:HN-CR	Honduran Central Government [Member]	Puerto Cortes [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 13
	376	Taxes	HONDURAS	snj:HN-CR	Municipality of Puerto Cortes [Member]	Puerto Cortes [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 14
	2	Fees	HONDURAS	snj:HN-CR	Municipality of Puerto Cortes [Member]	Puerto Cortes [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 15
	1	Prod. Entitlements	HONDURAS	snj:HN-CR	Municipality of Puerto Cortes [Member]	Puerto Cortes [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 16
	18	Comm. Social Resp.	HONDURAS	snj:HN-CR	Municipality of Puerto Cortes [Member]	Puerto Cortes [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 17
	3,163	Taxes	MEXICO	snj:MX-ROO	Mexican Federal Government [Member]	Quintana Roo [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 18
	577	Fees	MEXICO	snj:MX-ROO	Mexican Federal Government [Member]	Quintana Roo [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 19
	1,156	Prod. Entitlements	MEXICO	snj:MX-ROO	Mexican Federal Government [Member]	Quintana Roo [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 20
	78	Comm. Social Resp.	MEXICO	snj:MX-ROO	Mexican Federal Government [Member]	Quintana Roo [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 21
	390	Taxes	MEXICO	snj:MX-ROO	State of Quintana Roo [Member]	Quintana Roo [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 22
	606	Taxes	MEXICO	snj:MX-ROO	Municipality of Solidaridad [Member]	Quintana Roo [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 23
	1,098	Taxes	MEXICO	snj:MX-ROO	Municipality of Cozumel [Member]	Quintana Roo [Member]	Stone [Member]	Aggregates [Member]	Open Pit
#: 24
	$ 520	Prod. Entitlements	MEXICO	snj:MX-ROO	Municipality of Cozumel [Member]	Quintana Roo [Member]	Stone [Member]	Aggregates [Member]	Open Pit

[1]
All payments are reported in U.S. dollars. Payments relating to the project in Canada were made in Canadian dollars, payments relating to the project in the Bahamas were made in Bahamian dollars, payments relating to the project in Honduras were made in Honduran lempiras, and payments relating to the project in Mexico were made in Mexican pesos. Such payments made in currencies other than in U.S. dollars have been converted to U.S. dollars using the exchange rates as of December 31, 2023.